RELATED PARTY TRANSACTIONS (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) $ / lb	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / lb	Dec. 31, 2014 USD ($) $ / lb
Advances from related parties			$ 231,938	$ 0
Investment in tenant improvements			(331,625)	(533,252)
Professional Fees	$ 332,375	$ 137,610	1,169,644	799,490
Shares issued for Compensation, value				253,000
Accounts payable and accrued liabilities	1,913,970		1,539,524	775,653
Dynamic
Investment in tenant improvements			52,535
Manager
Professional Fees			106,667
CEO
Salary compensation	160,000
Professional Fees	40,000		140,000
Professional Fees, unpaid	20,000		20,000
COO
Salary compensation	160,000
Professional Fees	40,000		146,667
Professional Fees, unpaid	$ 13,333		$ 13,333
Atlas
Inventory Purchase Price | $ / lb	0.36		0.36
Inventory Purchase	$ 32,172	166,656	$ 435,576	1,764,315
Accounts payable and accrued liabilities	$ 219,018		213,721	$ 55,532
Plant Green
Inventory Purchase Price | $ / lb	0.36			0.36
Inventory Purchase	$ 14,508	$ 72,897	152,826	$ 12,773
Accounts payable and accrued liabilities	167,344		152,826	$ 69,142
BlueChip
Salary compensation	66,000
Professional Fees			55,000
Monthly Consulting Fee	8,000		8,000
Professional Fees, unpaid	$ 50,033		$ 46,960